Summary of Significant Accounting Policies (Details 4) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			7 Months Ended			9 Months Ended				1 Months Ended	7 Months Ended			1 Months Ended	7 Months Ended	1 Months Ended	7 Months Ended	0 Months Ended		0 Months Ended
	Aug. 19, 2013	Sep. 30, 2013	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	May 27, 2011	Dec. 31, 2011 Stock options	Dec. 31, 2011 Restricted shares	Dec. 31, 2011 Restricted stock units	Sep. 30, 2013 Senior PIK Toggle Notes due 2017	Sep. 30, 2013 Revolving credit facility	Dec. 31, 2012 EVHC	May 27, 2011 EVHC	May 31, 2011 EVHC Stock options	Dec. 31, 2011 EVHC Stock options	Dec. 31, 2012 EVHC Stock options	May 27, 2011 EVHC Stock options	May 31, 2011 EVHC Restricted shares	Dec. 31, 2011 EVHC Restricted shares	May 31, 2011 EVHC Restricted stock units	Dec. 31, 2011 EVHC Restricted stock units	Aug. 19, 2013 CD&R	May 27, 2011 CD&R EVHC	Aug. 19, 2013 Initial public offering	Aug. 13, 2013 Initial public offering	Aug. 19, 2013 Underwriters overallotment option	Aug. 13, 2013 Underwriters overallotment option
Equity Structure
Common stock, par value (in dollars per share)		$ 0.01	$ 0.01	$ 0.01	$ 0.01																				$ 0.01
Shares of Common Stock issued																								48,300,000	42,000,000		6,300,000
Issue price (in dollars per share)																								$ 23			$ 23
Aggregate offering price		$ 1,110,900,000	$ 1,112,017,000	$ 334,000																						$ 1,110,900,000
Net proceeds, initial public offering	1,025,900,000
Underwriters' discounts and commissions and offering expenses																										85,000,000
Payment made in connection with the termination of a corporation consulting agreement																						20,000,000
Remaining stock issuance costs payable		1,600,000	1,600,000
Amount used to redeem or repay the debt outstanding										479,600,000	16,500,000
Cash to be received for outstanding shares of common stock (in dollars per share)						$ 6.88						$ 6.88	$ 6.88
Price per share to determine cash payment (in dollars per share)							$ 6.88							$ 6.88	$ 6.88
Cash to be received for stock awards (in dollars per share)								$ 6.88	$ 6.88									$ 6.88	$ 6.88	$ 6.88	$ 6.88
Investment in common stock																							887,100,000
Aggregate value of existing options rolled over to purchase common stock																$ 28,300,000	$ 28,300,000